Investment in Joint Ventures (Summary Of Balance Sheet Information) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017 [1]
Assets [abstract]
Current assets	$ 38,892	$ 53,682	[1]	$ 39,787
Non-current assets	11,032	12,533	[1]	10,602
Total assets	49,924	66,215	[1]	50,389
Liabilities [abstract]
Current liabilities	30,793	30,294	[1]	26,106
Non-current liabilities	8,170	11,748	[1]	13,609
Total liabilities	38,963	42,042	[1]	$ 39,715
2562961 Ontario Ltd. [member]
Assets [abstract]
Current assets	439	1
Non-current assets	3,202	2,156
Total assets	3,641	2,157
Liabilities [abstract]
Current liabilities	293
Total liabilities	293
Net assets (liabilities)	$ 3,348	$ 2,157

[1]	Restated (Note 5)